Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	₩ 3,109,033	₩ 1,732,954
Other receivables	259,436	107,017
Total receivables	3,368,469	1,839,971
Trade accounts and notes payable	710,157	307,490
Accounts payable	391,092	327,907
Other payables	151,591	153,462
Total payables	1,252,840	788,859
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	420	106
Other receivables	65	228
Total receivables	485	334
Trade accounts and notes payable	52,396	33,380
Total payables	52,396	33,380
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Other receivables	34,356	52,076
Total receivables	34,356	52,076
Trade accounts and notes payable	436,774	201,924
Total payables	436,774	201,924
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	168,167	818
Other receivables	15,895	17,882
Total receivables	184,062	18,700
Trade accounts and notes payable	5,549	6,704
Accounts payable	187
Total payables	5,736	6,704
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	168,587	924
Other receivables	231,438	70,186
Total receivables	400,025	71,110
Trade accounts and notes payable	494,719	242,008
Accounts payable	187
Total payables	494,906	242,008
FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Other receivables	181,122
Total receivables	181,122
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	5,692	6,010
Other receivables	10	11
Total receivables	5,702	6,021
Accounts payable	97,007	81,608
Other payables	507	394
Total payables	97,514	82,002
POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	95,001	63,520
Total receivables	95,001	63,520
Accounts payable	154	180
Other payables	5,082	3,709
Total payables	5,236	3,889
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	221	245
Other receivables	3	1
Total receivables	224	246
Trade accounts and notes payable	3,736	2,820
Accounts payable	155,064	118,720
Other payables	27,562	31,411
Total payables	186,362	152,951
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	1,683	1,361
Accounts payable	23,851	35,846
Other payables		18
Total payables	25,534	37,225
POSCO CHEMICAL CO., LTD [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	35,895	19,406
Other receivables	3,664	3,434
Total receivables	39,559	22,840
Trade accounts and notes payable	12,969	13,066
Accounts payable	57,498	55,515
Other payables	17,990	18,531
Total payables	88,457	87,112
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,485	261
Other receivables	292	122
Total receivables	1,777	383
Accounts payable	6,169	2,995
Other payables	10,066	12,508
Total payables	16,235	15,503
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,279,463	534,531
Other receivables	4
Total receivables	1,279,467	534,531
Trade accounts and notes payable	4,831	2,713
Accounts payable	483
Other payables	502
Total payables	5,816	2,713
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	54,804	39,920
Total receivables	54,804	39,920
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	35,423	25,838
Total receivables	35,423	25,838
Accounts payable	83
Total payables	83
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	179,428	71,307
Other receivables	251	397
Total receivables	179,679	71,704
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	530,693	173,285
Other receivables	1,048	2,006
Total receivables	531,741	175,291
POSCO MOBILITY SOLUTION [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	133,608	72,009
Total receivables	133,608	72,009
Trade accounts and notes payable	71	2,352
Accounts payable	2,232
Other payables	5,104	4,175
Total payables	7,407	6,527
POSCO INTERNATIONAL SINGAPORE PTE LTD [Member]
Disclosure of transactions between related parties [line items]
Other receivables	14	13
Total receivables	14	13
Trade accounts and notes payable	169,565	42,596
Accounts payable	90
Total payables	169,655	42,596
POSCO ASSAN TST STEEL INDUSTRY [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	220,481	258,563
Other receivables	951	1,845
Total receivables	221,432	260,408
Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	368,252	467,135
Other receivables	21,761	29,002
Total receivables	390,013	496,137
Trade accounts and notes payable	22,583	2,926
Accounts payable	48,274	30,691
Other payables	84,778	82,716
Total payables	155,635	116,333
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2,940,446	1,732,030
Other receivables	27,998	36,831
Total receivables	2,968,444	1,768,861
Trade accounts and notes payable	215,438	65,482
Accounts payable	390,905	327,907
Other payables	151,591	153,462
Total payables	₩ 757,934	₩ 546,851